INCOME TAXES - Schedule of Components of Tax Benefit (Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (Loss) before income tax
PRC	$ (10,273,181)	$ 10,535,785	$ 2,938,038
Other jurisdictions	(301,925)	(5,628,096)	583,861
Total	(10,575,106)	4,907,689	3,521,899
Current tax expense
PRC	(9,835)	(553,859)	(11,926)
Other jurisdictions	(839,676)	(351,735)	(222,094)
Subtotal	(849,511)	(905,594)	(234,020)
Deferred tax benefit (expense)
PRC	0	748,490	1,402
Other jurisdictions	(255,538)	345,895	(89,450)
Subtotal	(255,538)	1,094,385	(88,048)
Total income tax benefit (expense)	$ (1,105,049)	$ 188,791	$ (322,068)